Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of Number of Shares of Subscribed and Outstanding Capital Stock

PLDT’s number of shares of subscribed and outstanding capital stock as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in millions)
Authorized
Non-Voting Serial Preferred Stock	388	388
Voting Preferred Stock	150	150
Common Stock	234	234
Subscribed
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	219	219
Outstanding
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	216	216
Treasury Stock
Common Stock	3	3

(1) 300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.

Summary of Dividends Declared

Our dividends declared for the years ended December 31, 2023, 2022 and 2021 are detailed as follows:

December 31, 2023

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 31, 2023	February 27, 2023	March 15, 2023	—	12
	May 4, 2023	May 19, 2023	June 15, 2023	—	12
	August 3, 2023	August 19, 2023	September 15, 2023	—	13
	November 7, 2023	November 22, 2023	December 15, 2023	—	12
					49

Voting Preferred Stock	March 2, 2023	March 17, 2023	April 15, 2023	—	3
	June 13, 2023	June 28, 2023	July 15, 2023	—	3
	August 29, 2023	September 13, 2023	October 15, 2023	—	2
	December 5, 2023	December 22, 2023	January 15, 2024	—	2
					10

Common Stock
Regular Dividend	March 23, 2023	April 11, 2023	April 24, 2023	45.00	9,722
	August 3, 2023	August 17, 2023	September 4, 2023	49.00	10,587
Special Dividend	March 23, 2023	April 11, 2023	April 24, 2023	14.00	3,025
					23,334
Charged to retained earnings					23,393

(1) Dividends were declared based on total amount paid up.

December 31, 2022

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 25, 2022	February 21, 2022	March 15, 2022	—	12
	May 5, 2022	May 20, 2022	June 15, 2022	—	13
	August 4, 2022	August 19, 2022	September 15, 2022	—	12
	November 3, 2022	November 18, 2022	December 15, 2022	—	12
					49

Voting Preferred Stock	March 3, 2022	March 23, 2022	April 15, 2022	—	2
	June 14, 2022	June 30, 2022	July 15, 2022	—	2
	August 24, 2022	September 15, 2022	October 15, 2022	—	3
	December 15, 2022	December 29, 2022	January 15, 2023	—	3
					10

Common Stock
Regular Dividend	March 3, 2022	March 17, 2022	April 4, 2022	42.00	9,075
	August 4, 2022	August 18, 2022	September 5, 2022	47.00	10,155
Special Dividend	August 4, 2022	August 18, 2022	September 5, 2022	28.00	6,049
					25,279
Charged to retained earnings					25,338

(1) Dividends were declared based on total amount paid up.

December 31, 2021

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 26, 2021	February 22, 2021	March 15, 2021	—	12
	May 6, 2021	May 21, 2021	June 15, 2021	—	13
	August 5, 2021	August 20, 2021	September 15, 2021	—	12
	November 4, 2021	November 19, 2021	December 15, 2021	—	12
					49

Voting Preferred Stock	March 4, 2021	March 24, 2021	April 15, 2021	—	3
	June 8, 2021	June 24, 2021	July 15, 2021	—	2
	August 26, 2021	September 13, 2021	October 15, 2021	—	2
	December 7, 2021	December 23, 2021	January 15, 2022	—	3
					10

Common Stock
Regular Dividend	March 4, 2021	March 18, 2021	April 6, 2021	40.00	8,642
	August 5, 2021	August 19, 2021	September 3, 2021	42.00	9,075
					17,717
Charged to retained earnings					17,776

(1) Dividends were declared based on total amount paid up.

Our dividends declared after December 31, 2023 are detailed as follows:

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 30, 2024	February 14, 2024	March 15, 2024	—	12

Voting Preferred Stock	March 21, 2024	April 5, 2024	April 15, 2024	—	2

Common Stock
Regular Dividend	March 7, 2024	March 21, 2024	April 5, 2024	46	9,939
Charged to retained earnings					9,953

(1) Dividends were declared based on total amount paid up.

Disclosure of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration Explanatory

The following table shows the reconciliation of our consolidated retained earnings available for dividend declaration as at December 31, 2023:

(in million pesos)
Parent Company's unappropriated retained earnings available for dividends at beginning of the year	25,009
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain	(1,267)
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	(2,362)
Fair value adjustments (mark-to-market gains)	(5,684)
Parent Company's unappropriated retained earnings available for dividends as at January 1, 2023	15,696
Add: Net income actually earned/realized during the year
Parent Company’s net income for the year	27,836
Less: Non-actual/unrealized income - net of tax
Unrealized foreign exchange gain - net (except those attributable to cash and cash equivalent)	(228)
Fair value adjustment of investment property resulting to gain	(118)
Fair value adjustments (mark-to-market gains)	(942)
Net movement of deferred tax assets - others	(2,196)
24,352
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(23,334)
(23,393)
Parent Company's unappropriated retained earnings available for dividends as at December 31, 2023	16,655